Note 16: Collaborative Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Collaborative Arrangement Income Statement Classifications And Amounts [Text Block]
(Dollars in millions)	2011	2010	2009
Collaborator share of sales:
Cost of products sold	$963	$850	$772
Cost of services sold	36	38	29

Collaborator share of program costs (reimbursement of expenses incurred):
Cost of products sold	(88)	(83)	(66)
Research and development	(220)	(135)	(97)
Selling, general and administrative	(4)	(5)	(4)